Property and Equipment, Net - Components of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 16,836	$ 16,880	$ 12,467
Less: Accumulated depreciation	(7,494)	(6,596)	(3,727)
Total property and equipment, net	9,342	10,284	8,740
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	8,412	9,143	6,945
Computer and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	6,337	5,630	4,111
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,087	$ 2,107	$ 1,411